LEASES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Operating Lease
2021	$ 270,349
2022	22,069
2023	18,391
Total	310,809
Less: amount representing interest	10,341
Present value of future minimum lease payments	300,486		$ 1,000,000
Operating lease liability - current	300,468	$ 313,460
Noncurrent operating lease liabilities		$ 372,051